PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

		As of
	As of	January 3,
(in thousands)	April 4, 2021	2021
Land	$22,674	$22,750
Buildings	83,996	83,780
Machinery and equipment	165,670	157,513
Land improvements	2,226	2,228
Building improvements	1,057	1,047
Construction-in-progress	9,685	15,518
	285,308	282,836
Less: accumulated depreciation	(22,309)	(12,420)
Property, plant and equipment, net	$262,999	$270,416

Property, plant and equipment, net, consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Land	$22,750	$14,970
Buildings	83,780	104,736
Machinery and equipment	157,513	297,666
Land improvements	2,228	1,174
Building improvements	1,047	3,561
Construction-in-progress	15,518	7,341
	282,836	429,448
Less: accumulated depreciation	(12,420)	(257,731)
Property, plant and equipment, net	$270,416	$171,717